Tangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Tangible assets
Changes in tangible assets in the consolidated balance sheets

	Million of euros
		Leased out under
		an operating	Investment
	For own use	lease	property	Total

Cost:
Balances at January 1, 2016	17,442	14,921	7,345	39,708
Additions / disposals (net) due to change in the scope of consolidation (*)	(17)	287	(4,278)	(4,008)
Additions / disposals (net)	763	2,380	(64)	3,079
Transfers, exchange differences and other items	(76)	650	462	1,036
Balances at December 31, 2016	18,112	18,238	3,465	39,815
Additions / disposals (net) due to change in the scope of consolidation	1,740	205	—	1,945
Additions / disposals (net)	781	2,445	(100)	3,126
Transfers, exchange differences and other items	(1,357)	(2,215)	(223)	(3,795)
Balances at December 31, 2017	19,276	18,673	3,142	41,091
Additions / disposals (net) due to change in the scope of consolidation	34	44	(630)	(552)
Additions / disposals (net)	589	5,545	(182)	5,952
Transfers, exchange differences and other items	(1,164)	825	48	(291)
Balances at December 31, 2018	18,735	25,087	2,378	46,200

Accumulated depreciation:
Balances at January 1, 2016	(9,448)	(3,376)	(284)	(13,108)
Disposals due to change in the scope of consolidation	5	(3)	121	123
Disposals	311	457	29	797
Charge for the year	(1,079)	—	(10)	(1,089)
Transfers, exchange differences and other items	—	(2,247)	(53)	(2,300)
Balances at December 31, 2016	(10,211)	(5,169)	(197)	(15,577)
Disposals due to change in the scope of Consolidation	—	—	—	—
Disposals	478	639	8	1,125
Charge for the year	(1,165)	—	(25)	(1,190)
Transfers, exchange differences and other items	(22)	(1,574)	25	(1,571)
Balances at December 31, 2017	(10,920)	(6,104)	(189)	(17,213)
Disposals due to change in the scope of consolidation	(12)	(34)	—	(46)
Disposals	629	413	17	1,059
Charge for the year	(1,159)	—	(13)	(1,172)
Transfers, exchange differences and other items	938	(2,679)	(14)	(1,755)
Balances at December 31, 2018	(10,524)	(8,404)	(199)	(19,127)

	Million of euros
		Leased out
		under an
		operating	Investment
	For own use	lease	property	Total

Impairment losses:
Balances at January 1, 2016	(45)	(159)	(1,076)	(1,280)
Impairment charge for the year	(12)	(43)	(62)	(117)
Releases	1	1	60	62
Disposals due to change in the scope of Consolidation	1	—	309	310
Exchange differences and other	14	42	17	73
Balances at December 31, 2016	(41)	(159)	(752)	(952)
Impairment charge for the year	(16)	(42)	(21)	(79)
Releases	4	—	3	7
Disposals due to change in the scope of Consolidation	—	(2)	(1)	(3)
Exchange differences and other	(24)	5	142	123
Balances at December 31, 2017	(77)	(198)	(629)	(904)
Impairment charge for the year	(30)	(56)	(8)	(94)
Releases	6	—	5	11
Disposals due to change in the scope of Consolidation	—	—	—	—
Exchange differences and other	40	15	16	71
Balances at December 31, 2018	(61)	(239)	(616)	(916)

Tangible assets, net:
Balances at December 31, 2016 (*)	7,860	12,910	2,516	23,286
Balances at December 31, 2017	8,279	12,371	2,324	22,974
Balances at December 31, 2018	8,150	16,444	1,563	26,157

(*)    The decreases in 2016 in Tangible assets - Investment property was due to the separation and deconsolidation of Metrovacesa, S.A. (See Note 3).

Property, plant and equipment for own use
Tangible assets
Detail by class of asset of property, plant and equipment -for own use in the consolidated balance sheets

	Million of euros
		Accumulated	Impairment	Carrying
	Cost	depreciation	losses	amount

Land and buildings	5,713	(1,967)	(41)	3,705
IT equipment and fixtures	5,225	(4,161)	—	1,064
Furniture and vehicles	6,963	(4,023)	—	2,940
Construction in progress and other items	211	(60)	—	151
Balances at December 31, 2016	18,112	(10,211)	(41)	7,860

Land and buildings	5,892	(2,014)	(77)	3,801
IT equipment and fixtures	5,608	(4,422)	—	1,186
Furniture and vehicles	7,213	(4,391)	—	2,822
Construction in progress and other items	563	(93)	—	470
Balances at December 31, 2017	19,276	(10,920)	(77)	8,279

Land and buildings	6,127	(2,056)	(61)	4,010
IT equipment and fixtures	5,605	(4,455)	—	1,150
Furniture and vehicles	6,686	(3,946)	—	2,740
Construction in progress and other items	317	(67)	—	250
Balances at December 31, 2018	18,735	(10,524)	(61)	8,150